Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017